Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cash flows from operating activities:
Net Income (Loss)	$ 131		$ 3,352		$ 1,811
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Policyholder charges on investment type contracts	(46)		(460)		(501)
Interest credited to policyholder account balances	9		158		164
Amortization of bond premium and discount	86		249		237
Net realized investment gains			(4,319)		(119)
Amortization and write off of deferred charges	21		274
Premium deficiency - loss recognition event			742
Increase (Decrease) in Accrued investment income	9		74		(36)
Increase (Decrease) in Reinsurance recoverable	611		(27)
Increase (Decrease) in Premiums receivable	2		11		(16)
Increase (Decrease) in Net deferred tax asset	675		3,501		2,549
Increase (Decrease) in Other assets and receivables	(1,079)		80		(49)
Increase (Decrease) in Federal income taxes recoverable	1,892		(1,191)		167
Increase (Decrease) in Insurance reserves	(916)		(604)		(924)
Increase (Decrease) in Unearned premiums	(1)		(14)		(7)
Increase (Decrease) in Accounts payable and other liabilities	2,892		14		(16)
Net cash provided by operating activities	4,286		1,840		3,260
Cash flows from investing activities:
Purchases of available for sale investments - Debt Securities			(4,976)		(7,318)
Proceeds form sale or maturity of investments - Debt Securities	1,665		4,148		5,446
Net payments received on policy loans			145		91
Net cash provided by (used in) investing activities	1,665		(683)		(1,781)
Cash flows from financing activities:
Policyholder account deposits	89,726		361		402
Policyholder account withdrawals	(930)		(158)		(296)
Assets on deposit - deposits	(89,382)
Assets on deposit - withdrawals	813
Return of Capital		[1]	(296)	[1]
Change in bank overdrafts	1		9		9
Net cash provided by (used in) financing activities	228		(84)		115
Change in cash and cash equivalents	6,179		1,073		1,594
Cash and cash equivalents at beginning of period	4,926		3,853		2,259
Cash and cash equivalents at end of period	11,105		4,926		3,853
Supplemental disclosure of cash information:
Cash paid (received) during the period for income taxes	$ 2,318		$ 629		$ 1,795

[1]	See Note 6, Non-cash Disclosure.